CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital		Share premium and other capital reserves		Accumulated deficit	Total		Non-controlling interests	Total
Balance at Dec. 31, 2024	$ 363		$ 272,257		$ (274,071)	$ (1,451)		$ 16,289	$ 14,838
Loss	0		0		(7,050)	(7,050)		(621)	(7,671)	[1]
Issuance of ordinary shares, net of issuance expenses	110		4,173		0	4,283		0	4,283
Exercise of pre-funded warrants	15		374		0	389		0	389
Exercise of subsidiary options	0		75		0	75		(75)	0
RSUs vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation and RSUs	0		204		0	204		332	536
Balance at Jun. 30, 2025	488		277,083		(281,121)	(3,550)		15,925	12,375
Balance at Dec. 31, 2025	488		281,986		(282,556)	(82)		12,057	11,975
Loss	0		0		(7,638)	(7,638)		(25)	(7,663)
Issuance of ordinary shares, net of issuance expenses	97		708		0	805		0	805
Exercise of warrants	219		3,021		0	3,240		0	3,240
Forfeiture of non-controlling interests regarding share-based compensation	0		284		0	284		(284)	0
Dividend to non-controlling interests	0		0		0	0		(2,672)	(2,672)
RSUs vested		[2]		[2]	0		[2]	0		[2]
Share-based compensation and RSUs	0		101		0	101		(18)	83
Balance at Jun. 30, 2026	$ 804		$ 286,100		$ (290,194)	$ (3,290)		$ 9,058	$ 5,768

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.
[2]	Represents an amount lower than $1.